INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

				Computer
				software,
				Electrolytic
				aluminium
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2018
Opening net carrying amount	2,345,930	7,066,428	1,111,586	113,689	10,637,633
Additions	—	98,995	—	4,309	103,304
Acquisition of subsidiaries	1,163,949	728,066	—	1,285	1,893,300
Reclassification	—	7,072	(7,072)	—	—
Disposals	—	—	—	(168)	(168)
Amortization	—	(265,108)	—	(30,793)	(295,901)
Transfer from property, plant and equipment (Note 6)	—	41,148	—	484,068	525,216
Currency translation differences	754	5,782	9,445	—	15,981

Closing net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
As at December 31, 2018
Cost	3,510,633	9,430,183	1,113,959	888,975	14,943,750
Accumulated amortization and impairment	—	(1,747,800)	—	(316,585)	(2,064,385)

Net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365

				Computer
				software,
				Electrolytic
				aluminium
		Mining	Mineral	production
		rights and	exploration	quota and
	Goodwill	others	rights	others	Total
Year ended December 31, 2019
Opening net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
Additions	—	467,640	—	687,746	1,155,386
Reclassification	—	115,871	(115,871)	—	—
Disposals	—	—	—	(9)	(9)
Amortization	—	(294,766)	—	(44,172)	(338,938)
Transfer from property, plant and equipment (Note 6)	—	—	—	63,370	63,370
Currency translation differences	259	1,783	3,244	—	5,286

Closing net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
As at December 31, 2019
Cost	3,510,892	10,016,634	1,001,332	1,640,081	16,168,939
Accumulated amortization and impairment	—	(2,043,723)	—	(360,756)	(2,404,479)

Net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460

Schedule of amortisation expenses of intangible assets recognized in profit or loss

	2017	2018	2019
Cost of sales	241,261	265,108	294,766
General and administrative expenses	34,616	30,793	44,172

	275,877	295,901	338,938

Schedule of summary of goodwill allocated to each segment

	December 31, 2018		December 31, 2019
		Primary		Primary
	Alumina	aluminum	Alumina	aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Branch	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	15,739	—	15,998	—
Shanxi Huaxing	1,163,949	—	1,163,949	—

	1,369,107	2,141,526	1,369,366	2,141,526